Trade and other receivables - Summary of Change in Allowance for Trade and Other Receivable (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Trade and other receivables [abstract]
Beginning balance	₨ 19,443	$ 299	₨ 17,657
Allowance made during the year	7,606	117	2,425
Reversals during the year	(2,161)	(33)	(304)
Foreign Exchange difference	65	1	(335)
Ending balance	₨ 24,953	$ 384	₨ 19,443